Derivative Financial Instruments - Summary of Average Price or Rate of Hedging Instruments (Parenthetical) (Detail)	12 Months Ended
Oct. 31, 2022
Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Remaining term of maturity for hedges	5 years